CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Accounts receivable, allowance for doubtful accounts	$ 3,978,604	$ 3,702,514
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	91,884,402	91,818,518
Ordinary shares, shares outstanding	53,602,810	75,406,875
Treasury Stock, Shares	38,281,592	16,411,643
Variable Interest Entity, Primary Beneficiary
Accounts receivable, allowance for doubtful accounts	$ 255,596	$ 238,651